SHAREHOLDERS' EQUITY (Details)			1 Months Ended	2 Months Ended	12 Months Ended
	Apr. 19, 2024 $ / shares shares	Feb. 14, 2022 USD ($)	Jan. 31, 2024 USD ($) shares	Feb. 14, 2022 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Sep. 29, 2021 USD ($)	Oct. 16, 2020 USD ($)	Jun. 16, 2017 $ / shares
Authorized Shares [Roll forward]
Balance at beginning of period (in shares) | shares			360,000,000		360,000,000
Balance at end of period (in shares) | shares					360,000,000	360,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares) | shares			208,796,444		208,796,444
Balance at beginning of period, outstanding (in shares) | shares			208,796,444		208,796,444
Balance at end of period, issued (in shares) | shares					208,796,444	208,796,444
Balance at end of period, outstanding (in shares) | shares					208,796,444	208,796,444
Common Stock [Roll forward]
At-the-Market Offering, Value						$ 49,096,000	$ 80,051,000
Additional Paid in Capital [Abstract]
Share premium fund					$ 167,100,000	167,100,000
Contributed Surplus Account [Abstract]
Dividend paid					89,800,000	22,700,000
Dividend charged to contribution surplus account					102,300,000
Contribution to surplus account					$ 404,800,000	$ 507,100,000
Shareholders' Rights Plan [Abstract]
Preferred share purchase right										0.001
Common share, par value (in dollars per share) | $ / shares					$ 0.01	$ 0.01
Shareholders rights, exercise price (in dollars per share) | $ / shares										$ 30
Percentage of common share ownership										15.00%
Subsequent Event [Member]
Contributed Surplus Account [Abstract]
Dividend paid			$ 12,500,000
60 Million 2020, ATM Program [Member]
Common Stock [Abstract]
Gross amount of at-the-market offering of common stock					$ 60,000,000
Net amount at-the-market offering of common stock					58,500,000
60 Million 2020, ATM Program [Member] | Maximum [Member]
Common Stock [Abstract]
At-the-market offering of common Stock									$ 60,000,000
60 Million 2021, ATM Program [Member]
Common Stock [Abstract]
Gross amount of at-the-market offering of common stock				$ 16,900,000	22,300,000
At-the-market offering, gross amount utilized		$ 39,200,000
Net amount at-the-market offering of common stock				$ 16,500,000	$ 21,700,000
Common shares issued (in shares) | shares				10,764,990	10,222,105
60 Million 2021, ATM Program [Member] | Maximum [Member]
Issued and Outstanding Shares [Roll forward]
At-the-Market Offering (in shares) | shares							10,222,105
Common Stock [Roll forward]
At-the-Market Offering, Value							$ 102,000
Common Stock [Abstract]
At-the-market offering of common Stock								$ 60,000,000
60 Million 2022, ATM Program [Member]
Common Stock [Abstract]
Gross amount of at-the-market offering of common stock					$ 33,600,000
Net amount at-the-market offering of common stock					$ 32,700,000
Common shares issued (in shares) | shares					0	14,337,258
Remaining available proceeds from offering					$ 26,400,000
60 Million 2022, ATM Program [Member] | Subsequent Event [Member]
Common Stock [Abstract]
Share price (in dollars per share) | $ / shares	$ 3.8
Remaining balance available, fully utilizing the new shares issued (in shares) | shares	6,958,723
60 Million 2022, ATM Program [Member] | Maximum [Member]
Issued and Outstanding Shares [Roll forward]
At-the-Market Offering (in shares) | shares					0	14,337,258
Common Stock [Roll forward]
At-the-Market Offering, Value					$ 0	$ 143,000
Common Stock [Abstract]
At-the-market offering of common Stock		$ 60,000,000		$ 60,000,000
Common Stock [Member]
Authorized Shares [Roll forward]
Balance at beginning of period (in shares) | shares			360,000,000	360,000,000	360,000,000	360,000,000	360,000,000
Balance at end of period (in shares) | shares					360,000,000	360,000,000	360,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares) | shares			208,796,444	183,694,196	208,796,444	183,694,196	151,446,112
Balance at beginning of period, outstanding (in shares) | shares			208,796,444	183,694,196	208,796,444	183,694,196	151,446,112
At-the-Market Offering (in shares) | shares						25,102,248	32,248,084
Balance at end of period, issued (in shares) | shares					208,796,444	208,796,444	183,694,196
Balance at end of period, outstanding (in shares) | shares					208,796,444	208,796,444	183,694,196
Common Stock [Roll forward]
Balance at beginning of period			$ 2,087,000	$ 1,836,000	$ 2,087,000	$ 1,836,000	$ 1,514,000
At-the-Market Offering, Value						251,000	322,000
Balance at end of period					2,087,000	$ 2,087,000	$ 1,836,000
Common Stock [Member] | 60 Million 2020, ATM Program [Member]
Issued and Outstanding Shares [Roll forward]
At-the-Market Offering (in shares) | shares							22,025,979
Common Stock [Roll forward]
At-the-Market Offering, Value							$ 220,000
Common Stock [Abstract]
At-the-market offering of common Stock							60,000,000
Common Stock [Member] | 60 Million 2021, ATM Program [Member]
Issued and Outstanding Shares [Roll forward]
At-the-Market Offering (in shares) | shares						10,764,990
Common Stock [Roll forward]
At-the-Market Offering, Value						$ 108,000
Common Stock [Abstract]
At-the-market offering of common Stock						60,000,000	$ 60,000,000
Common Stock [Member] | 60 Million 2022, ATM Program [Member]
Common Stock [Abstract]
At-the-market offering of common Stock					$ 60,000,000	$ 60,000,000